Guaranteed Benefit Features - Separate Accounts by Investment Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	$ 31,287.0	$ 30,977.1
Bond funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	6,058.4	5,870.6
Balanced funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	4,794.7	4,695.0
Money market funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	948.9	1,141.3
Other
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	140.8	130.2
Equity securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities (including mutual funds)	$ 43,229.8	$ 42,814.2